Annual Total Returns- Russell 2000 1.5x Strategy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Russell 2000 1.5x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.80%)	22.05%	58.97%	4.36%	(8.85%)	29.23%	20.07%	(19.62%)	35.38%	20.93%